Capital Stock and Changes in Capital Accounts, Series D Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands							6 Months Ended
	Apr. 15, 2024	Jan. 16, 2024	Jun. 30, 2023	Apr. 17, 2023	Feb. 08, 2023	Jan. 17, 2023	Jun. 30, 2024	Jun. 30, 2023	Jan. 12, 2024	Dec. 31, 2023
Preferred Stock [Abstract]
Deemed dividend upon redemption of preferred stock							$ 2	$ 154
Preferred stock, shares issued (in shares)							523,782			520,459
Preferred stock, shares outstanding (in shares)							523,782			520,459
Threshold beneficial ownership percentage							49.00%
Series D Preferred Stock [Member]
Preferred Stock [Abstract]
Shares redeemed (in shares)							9
Deemed dividend upon redemption of preferred stock							$ 2
Preferred stock, shares issued (in shares)							13,729
Preferred stock, shares outstanding (in shares)	13,729		13,739	9,172		9,172	13,729	13,739	13,738
Preferred stock, liquidation preference (in dollars per share)							$ 1,000
Preferred stock, dividend rate							7.00%
Consecutive trading day period							10 days
Threshold beneficial ownership percentage							49.00%
Dividend paid							$ 481	$ 487
Dividend declared							$ 481	$ 728
Series D Preferred Stock [Member] | Quarterly Dividend Declared in Q1-2024 [Member]
Preferred Stock [Abstract]
Dividend payable, date to be paid							Jan. 16, 2024
Preferred stock dividend paid per share (in dollars per share)		$ 17.5
Dividend paid		$ 240
Dividend payable, date of record							Jan. 12, 2024
Series D Preferred Stock [Member] | Quarterly Dividend Declared in Q2-2024 [Member]
Preferred Stock [Abstract]
Dividend payable, date to be paid							Apr. 15, 2024
Preferred stock dividend paid per share (in dollars per share)	$ 17.5
Dividend paid	$ 241
Dividend payable, date of record							Apr. 12, 2024
Series D Preferred Stock [Member] | Quarterly Dividend Declared in Q1-2023 [Member]
Preferred Stock [Abstract]
Dividend payable, date declared							Jan. 17, 2023
Dividend payable, date to be paid							Jan. 17, 2023
Preferred stock dividend paid per share (in dollars per share)						$ 17.5
Dividend paid						$ 161
Series D Preferred Stock [Member] | First Quarterly Dividend Declared in Q2-2023 [Member]
Preferred Stock [Abstract]
Dividend payable, date declared							Apr. 17, 2023
Dividend payable, date to be paid							Apr. 17, 2023
Preferred stock dividend paid per share (in dollars per share)				$ 17.5
Dividend paid				$ 327
Series D Preferred Stock [Member] | Second Quarterly Dividend Declared in Q2-2023 [Member]
Preferred Stock [Abstract]
Dividend payable, date declared							Jun. 30, 2023
Preferred stock dividend declared per share (in dollars per share)								$ 17.5
Dividend declared			$ 240
Dividend payable, date of record							Jul. 14, 2023
Common Stock [Member]
Preferred Stock [Abstract]
Shares issued upon redemption of preferred stock (in shares)							3,376	1,977,106
Shares issued (in shares)								615,000
Preferred Stock [Member] | Series D Preferred Stock [Member]
Preferred Stock [Abstract]
Shares redeemed (in shares)							9	8,590
Shares issued (in shares)								13,157
Dividend declared							$ 0	$ 0
Preferred Stock [Member] | Series D Preferred Stock [Member] | Related Party [Member] | Diana Shipping Inc [Member]
Preferred Stock [Abstract]
Shares issued (in shares)					13,157